Average Annual Total Returns (Vanguard Long-Term Corporate Bond Index Fund Retail)	Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014	Barclays U.S. 10+ Year Corporate Bond Index Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	(6.86%)	(8.73%)	(3.86%)	(5.68%)
Since Inception	7.42%	5.42%	4.99%	7.92%